Quarterly Holdings Report
for
Fidelity® Real Estate Investment Portfolio
April 30, 2024
REA-NPRT3-0624
1.800348.120
Common Stocks - 99.0%
	Shares	Value ($) (000s)
Equity Real Estate Investment Trusts (REITs) - 94.8%
REITs - Apartments - 13.1%
American Homes 4 Rent Class A	1,411,700	50,539
Equity Residential (SBI)	1,015,900	65,424
Invitation Homes, Inc.	1,026,400	35,103
Mid-America Apartment Communities, Inc.	575,000	74,750
UDR, Inc.	2,082,741	79,311
		305,127
REITs - Diversified - 20.6%
Apartment Income (REIT) Corp.	430,868	16,537
Crown Castle, Inc.	757,800	71,066
Digital Realty Trust, Inc.	627,200	87,043
Elme Communities (SBI)	525,200	7,962
Equinix, Inc.	219,400	156,018
Gaming & Leisure Properties	158,010	6,752
Lamar Advertising Co. Class A	289,400	33,527
SBA Communications Corp. Class A	554,083	103,126
		482,031
REITs - Health Care - 9.2%
Ventas, Inc.	3,428,154	151,799
Welltower, Inc.	670,340	63,870
		215,669
REITs - Hotels - 2.2%
DiamondRock Hospitality Co.	3,897,900	34,691
Ryman Hospitality Properties, Inc.	157,600	16,624
		51,315
REITs - Industrial Buildings - 1.0%
STAG Industrial, Inc.	671,300	23,086
REITs - Management/Investment - 10.2%
American Tower Corp.	745,000	127,812
NNN (REIT), Inc.	2,084,700	84,493
Weyerhaeuser Co.	880,000	26,550
		238,855
REITs - Manufactured Homes - 3.6%
Equity Lifestyle Properties, Inc.	203,974	12,298
Sun Communities, Inc.	648,463	72,187
		84,485
REITs - Regional Malls - 0.6%
Tanger, Inc.	463,000	13,126
REITs - Shopping Centers - 8.7%
Kimco Realty Corp.	4,647,690	86,586
Phillips Edison & Co., Inc.	762,600	24,937
Realty Income Corp.	195,704	10,478
Regency Centers Corp.	450,800	26,696
SITE Centers Corp.	1,905,100	25,700
Urban Edge Properties	1,785,000	29,863
		204,260
REITs - Single Tenant - 0.8%
Four Corners Property Trust, Inc.	800,200	18,765
REITs - Storage - 12.6%
CubeSmart	2,008,100	81,208
Extra Space Storage, Inc.	277,140	37,214
Iron Mountain, Inc.	694,900	53,869
Public Storage	467,100	121,189
		293,480
REITs - Warehouse/Industrial - 12.2%
Americold Realty Trust	1,370,700	30,114
Prologis, Inc.	2,334,215	238,204
Terreno Realty Corp.	310,000	16,849
		285,167
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,215,366
Real Estate Management & Development - 4.2%
Real Estate Operating Companies - 0.7%
Digitalbridge Group, Inc.	944,000	15,519
Real Estate Services - 3.5%
CBRE Group, Inc. (a)	940,200	81,694
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		97,213
TOTAL COMMON STOCKS (Cost $1,881,248)		2,312,579

Money Market Funds - 0.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (b) (Cost $22,058)	22,053,441	22,058

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,903,306)	2,334,637
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,764
NET ASSETS - 100.0%	2,336,401

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	91,636	280,092	349,670	1,848	-	-	22,058	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	44,244	122,174	166,418	17	-	-	-	0.0%
Total	135,880	402,266	516,088	1,865	-	-	22,058

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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